INCOME TAX	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
INCOME TAX

10.	INCOME TAX

Loss before income taxes for the six months ended June 30, 2026, and 2025 is summarized as follows:

	Six months ended June 30,
	2026	2025

British Virgin Islands	$(16,545)	$(56,222)
Foreign	(88,315)	(455,915)

Loss before income taxes	$(104,860)	$(512,137)

Provision for income taxes for the six months ended June 30, 2026, and 2025 is summarized as follows:

Six months ended June 30,
	2026	2025

Current:
British Virgin Islands	–	–
Foreign	–	–

Total provision for income taxes	$–	$–

The Company follows the provision of ASC 740 which prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on a tax return. The Company did not have any unrecognized tax positions or benefits as of June 30, 2026 and December 31, 2025. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. We do not expect any material changes in our unrecognized tax benefits over the next 12 months.

The reconciliation of the federal statutory income tax amount and rate to the Company’s effective tax rate for the six months ended June 30, 2026, and 2025 is as follows:

	Six months ended June 30,
	2026			2025
	Amount	%		Amount	%

Loss before income taxes	$(104,860)			$(512,137)
Federal statutory tax rate	(22,021)	21.00%		(107,549)	21.00%
State and local income tax, net of federal income tax effect
Foreign tax effects:
Bangladesh
Foreign rate difference	(1)	0%		–	–
Malaysia
Foreign rate difference	(2,649)	2.53%		(13,677)	2.67%
Changes in valuation allowances	24,671	(23.53%	)	121,226	(23.67%	)

Income tax expense and effective tax rate	$–	–		$–	–

The significant components of deferred taxes of the Company are as follows:

	As of
	June 30, 2026	December 31, 2025

Deferred tax assets
Net operating loss (NOL) carryforwards:
Malaysia	$2,888,000	$2,800,000
Bangladesh	87,000	87,000
Less: Valuation allowance	(2,975,000)	(2,887,000)
Total deferred tax assets	$–	$–

The table below summarizes changes in the valuation allowance for deferred tax assets for the years presented (rounded to the nearest thousand):

	Six months ended June 30,
	2026	2025

Valuation allowance
Balance, beginning of year	$2,887,000	$6,379,000
Increases in (reversal of) valuation allowance during the year	88,000	(3,540,000)
Balance, end of period	$2,975,000	$2,839,000

At June 30, 2026, the Company’s subsidiary operating in Malaysia has net operating loss of approximately $2.9 million.

At June 30, 2026, the Company’s subsidiary operating in Bangladesh has net operating loss carryforwards of $87,651 which can be carried forward for a maximum period of six years.